Securities Act File No. 333-102055

1940 Act File No. 811-03790

Filed pursuant to Securities Act Rule 497(d) (SAI)

PEAR TREE FUNDS

Supplement

to

Statement of Additional Information

dated August 1, 2025

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

Ordinary Shares (Ticker Symbol: EEOFX)

Institutional Shares (Ticker Symbol: GEOSX)

R6 Shares (Ticker Symbol: GEORX)

August 28, 2025

This Supplement amends as of August 28, 2025 the current Statement of Additional Information of Pear Tree Funds dated August 1, 2025 with respect to Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities Fund”).

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1.       The following information amends and restates as of August 1, 2025 the “Principal Shareholders” for Environmental Opportunities Fund.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND	NAME AND ADDRESS	% OF OUTSTANDING ORDINARY SHARES
	National Financial Services 200 Liberty Street New York, NY 10281	37.61%
	Charles Schwab & Co Inc for the Exclusive Benefit of Customers 100 Montgomery Street San Francisco, CA 94104	33.27%
	John A. Hirst 440 Feedrock Road Brevard, NC 28712 Catherine C. Cowart 360 Hascall Road Atlanta GA 30309 P.O. Box 843869 Dallas, TX 75284-1575	6.61% 9.45%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND	NAME AND ADDRESS	% OF OUTSTANDING INSTITUTIONAL SHARES

Charles Schwab & Co Inc for the Exclusive Benefit of Customers

100 Montgomery Street

San Francisco, CA 94104

SEI Private Trust Company

Attn: Mutual Funds

One Freedom Valley Drive

Oaks, PA 19456

National Financial Services

200 Liberty Street

New York, NY 10281

Bank of America

P.O. Box 843869

Dallas, TX 75248-1575

		35.43% 33.89% 19.63% 6.18%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND	NAME AND ADDRESS	% OF OUTSTANDING R6 SHARES
	Willard Umphrey	64.01%
	55 Old Bedford Road
	Lincoln, MA 01773
	Leon Okurowski	12.58%
	294 Elm Street
	Concord, MA 01742
	National Financial Services Corp	10.88%
	200 Liberty Street
	New York, NY 10281
	Marc L. Griffin	7.87%
	11 Turner Drive
	North Reading, MA 01864

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The rest of the Statement of Additional Information remains unchanged.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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